Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions
Note 17. Related Party Transactions
Contractor Fees
In August 2018, the Company entered into an agreement for real estate advisory services with an entity of which the Company’s senior advisor and a relative of the Company’s Chief Executive Officer is a managing principal. The Company paid $43,000 and $0 for the nine months ended September 30, 2020 and 2019, respectively.
Related Party Payable
In February 2017, BFE entered into a five-year lease agreement with BFE Leasing LLC, a related party. Under the lease agreement, BFE leases approximately eight thousand square feet of office space in Colorado Springs, Colorado. As of September 30, 2020, future minimum lease payments total $97,000 related to this facility. Rent expense was $77,000 and $74,000 for the nine months ended September 30, 2020 and September 30, 2019, respectively.

Note 20. Related Party Transactions
Consulting Fees
In May 2017, the Company entered into a short-term lease agreement with a company controlled by the Chief Business Officer. Under the lease agreement, Luminar leases approximately 4,910 square feet of corporate housing. The Company incurred rent expense of $11,000 and $108,000 for December 2019 and December 31, 2018 respectively. During the years ended December 31, 2019 and 2018, the Company incurred contractor fees of $0 and $248,000, respectively from receiving consulting services from a company owned by the Chief Business Officer.
Related Party Payable
In February 2017, BFE entered into a five-year lease agreement with BFE Leasing LLC, a related party. Under the lease agreement, BFE leases approximately eight thousand square feet of office space in Colorado Springs, Colorado. As of December 31, 2019, future minimum lease payments total $226,000 related to this facility. Rent expense was $99,000 and $95,000 for the years ended December 31, 2019 and 2018, respectively.
During the six months period ended June 30, 2020, the former Chief Financial Officer separated from the Company and as per the terms of the release and separation agreement entered into with him, the unvested restricted stock granted are expected to be repurchased at the original purchase price which is immaterial.

Gores Metropoulos, Inc.
Related Party Transactions
4.	Related Party Transactions
Founder Shares
On October 18, 2018, the Sponsor purchased 10,781,250 Founder Shares for an aggregate purchase price of $25,000, or approximately $0.002 per share. Subsequently, the Sponsor transferred an aggregate of 75,000 Founder Shares to the Initial Stockholders. On March 18, 2019, the Sponsor forfeited 781,250 Founder Shares following the expiration of the unexercised portion of underwriter’s over-allotment option, so that the Founder Shares held by the Initial Stockholders would represent 20.0% of the outstanding shares of common stock following completion of the Public Offering. The Founder Shares are identical to the common stock included in the Units sold in the Public Offering except that the Founder Shares will automatically convert into shares of Class A Stock at the time of the Business Combination on a one-for-one
basis, subject to adjustment as described in the Company’s amended and restated certificate of incorporation.
The Initial Stockholders have entered into letter agreements with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their Founder Shares; however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire public shares of common stock, they will be entitled to a pro rata share of the Trust Account in the event the Company does not complete a Business Combination within the required time period.
Private Placement Warrants
The Sponsor purchased from the Company an aggregate of 6,666,666 warrants at a price of $1.50 per warrant (a purchase price of $10,000,000) in a private placement that occurred simultaneously with the Public
Offering (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one share of Class A Stock at $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering to be held in the Trust Account pending completion of a Business Combination.
The Private Placement Warrants have terms and provisions that are identical to those of the public warrants sold as part of the units in the Public Offering, except that the Private Placement Warrants may be physical (cash) or net share (cashless) settled and are not redeemable so long as they are held by the Sponsor or its permitted transferees.
If the Company does not complete a Business Combination, then the Private Placement Warrants proceeds will be part of the liquidation distribution to the public stockholders and the Private Placement Warrants will expire worthless. Pursuant to certain letter agreements entered into at the time of consummating our initial public offering, the Initial Stockholders, subject to certain limited exceptions, have agreed not to transfer, assign or sell any Private Placement Warrants and any Class A Stock underlying such Private Placement Warrants until 30 days after the consummation of a Business Combination.
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants issued upon conversion of working capital loans, if any, have registration rights (in the case of the Founder Shares, only after conversion of such shares to Class A Stock) pursuant to a registration rights agreement entered into by the Company, the Sponsor and the other security holders named therein on February 1, 2019. These holders will also have certain demand and “piggy back” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Sponsor Loan
On October 18, 2018, our Sponsor loaned us an aggregate of $150,000 by the issuance of an unsecured promissory note for $300,000 to cover expenses related to the Public Offering. On December 31, 2019, the outstanding balance on the loan was $150,000. On January 25, 2019, our Sponsor loaned us an additional $150,000 to cover expenses related to the Public Offering. These Notes were non-interest
bearing and payable on the earlier of September 30, 2019 or the completion of the Public Offering. The carrying amount of the Notes approximates fair value because of their short maturity. These Notes were repaid in full upon the completion of the Public Offering.
Administrative Services Agreement
The Company entered into an administrative services agreement on February 1, 2019, pursuant to which it agreed to pay to an affiliate of the Sponsor $20,000 a month for office space, utilities, and secretarial support. Services commenced on the date the securities were first listed on the NASDAQ Capital Market and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.
For the nine months ended September 30, 2020 and year ending December 31, 2019, the Company paid the affiliate $180,000 and $220,000, respectively.

4. Related Party Transactions
Founder Shares
On October 18, 2018, the Sponsor purchased 10,781,250 shares of Class F common stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or approximately $0.002 per share. Subsequently, the Sponsor transferred an aggregate of 75,000 Founder Shares to the Company’s independent directors (together with the Sponsor, the “Initial Stockholders”). On March 18, 2019, the Sponsor forfeited 781,250 Founder Shares following the expiration of the unexercised portion of underwriter’s over-allotment option, so that the Founder Shares held by the Initial Stockholders would represent 20.0% of the outstanding shares of Common Stock following completion of the Public Offering. The Founder Shares are identical to the Common Stock included in the Units sold in the Public Offering except that the Founder Shares will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one
basis, subject to adjustment as described in the Company’s amended and restated certificate of incorporation.
Private Placement Warrants
The Sponsor purchased from the Company an aggregate of 6,666,666 warrants at a price of $1.50 per warrant (a purchase price of $10,000,000) in a private placement that occurred simultaneously with the Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering to be held in the Trust Account pending completion of the Business Combination.
The Private Placement Warrants have terms and provisions that are identical to those of the Warrants sold as part of the Units in the Public Offering, except that the Private Placement Warrants may be physical (cash) or net share (cashless) settled and are not redeemable so long as they are held by the Sponsor or its permitted transferees.
If the Company does not complete a Business Combination, then the Private Placement Warrants proceeds will be part of the liquidation distribution to the public stockholders and the Private Placement Warrants will expire worthless.
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants issued upon conversion of working capital loans, if any, have registration rights (in the case of the Founder Shares, only after conversion of such shares to common shares) pursuant to a registration rights agreement entered into by the Company, the Sponsor and the other security holders named therein on February 1, 2019. These holders will also have certain demand and “piggy back” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Sponsor Loan
On October 18, 2018, our Sponsor loaned us an aggregate of $150,000 by the issuance of an unsecured promissory note for $300,000 to cover expenses related to the Public Offering. On December 31, 2019, the outstanding balance on the loan was $150,000. On January 25, 2019, our Sponsor loaned us an additional $150,000 to cover expenses related to the Public Offering. These Notes were non-interest
bearing and payable on the earlier of September 30, 2019 or the completion of the Public Offering. The carrying amount of the Notes approximates fair value because of their short maturity. These Notes were repaid in full upon the completion of the Public Offering.
Administrative Service Agreement
The Company entered into an administrative services agreement on February 1, 2019, pursuant to which it agreed to pay to an affiliate of the Sponsor $20,000 a month for office space, utilities and secretarial support. Services commenced on the date the securities were first listed on the NASDAQ Capital Market and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.